Policyholder liabilities and unallocated surplus - Analysis of movements, Asia (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position		$ 385,678
Unallocated surplus of with-profits funds on the consolidated statement of financial position	[1]	4,750
Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Premiums		41,070
Surrenders		(21,498)
Maturities/deaths		(6,187)
Net flows		13,385
Shareholders' transfers post-tax		(99)
Investment-related items and other movements		45,746
Foreign exchange translation differences		1,299
Ending Balance		402,119
Policyholder liabilities on the consolidated statement of financial position		385,492
Unallocated surplus of with-profits funds on the consolidated statement of financial position		4,750
Group's share of policyholder liabilities of joint ventures and associates		11,877
Average policyholder liability balances		367,980	$ 551,239
Shareholder-backed | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Premiums		31,348
Surrenders		(20,952)
Maturities/deaths		(4,555)
Net flows		5,841
Investment-related items and other movements		37,108
Foreign exchange translation differences		777
Policyholder liabilities on the consolidated statement of financial position		319,934
Group's share of policyholder liabilities of joint ventures and associates		11,877
Asia insurance operations | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance		105,408	99,890
Policyholder liabilities on the consolidated statement of financial position		91,836	85,089
Unallocated surplus of with-profits funds on the consolidated statement of financial position		3,198	4,700
Group's share of policyholder liabilities of joint ventures and associates		10,374	10,101
New business		5,867	4,895
In-force		14,227	12,712
Premiums		20,094	17,607
Surrenders		(4,156)	(3,729)
Maturities/deaths		(2,800)	(2,641)
Net flows		13,138	11,237
Shareholders' transfers post-tax		(99)	(87)
Investment-related items and other movements		12,824	(3,718)
Foreign exchange translation differences		1,299	(1,914)
Ending Balance		132,570	105,408
Policyholder liabilities on the consolidated statement of financial position		115,943	91,836
Unallocated surplus of with-profits funds on the consolidated statement of financial position		4,750	3,198
Group's share of policyholder liabilities of joint ventures and associates		11,877	10,374
Average policyholder liability balances		115,015	98,698
Asia insurance operations | Deductions for intra-group reinsurance
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position		1,412
Policyholder liabilities on the consolidated statement of financial position			1,412
Asia insurance operations | With-profits | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance		53,703	49,292
Policyholder liabilities on the consolidated statement of financial position		50,505	44,592
Unallocated surplus of with-profits funds on the consolidated statement of financial position		3,198	4,700
New business		1,611	1,542
In-force		8,111	7,050
Premiums		9,722	8,592
Surrenders		(546)	(451)
Maturities/deaths		(1,632)	(1,245)
Net flows		7,544	6,896
Shareholders' transfers post-tax		(99)	(87)
Investment-related items and other movements		8,638	(2,110)
Foreign exchange translation differences		522	(288)
Ending Balance		70,308	53,703
Policyholder liabilities on the consolidated statement of financial position		65,558	50,505
Unallocated surplus of with-profits funds on the consolidated statement of financial position		4,750	3,198
Average policyholder liability balances		$ 58,032	$ 47,548
Asia insurance operations | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Percentage rate of surrender		7.00%	6.60%
Asia insurance operations | Shareholder-backed | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position		$ 41,331
Group's share of policyholder liabilities of joint ventures and associates		10,374
Premiums		10,372	$ 9,015
Surrenders		(3,610)	(3,278)
Maturities/deaths		(1,168)	(1,396)
Net flows		5,594	4,341
Investment-related items and other movements		4,186	(1,608)
Foreign exchange translation differences		777	(1,626)
Policyholder liabilities on the consolidated statement of financial position		50,385	41,331
Group's share of policyholder liabilities of joint ventures and associates		11,877	10,374
Asia insurance operations | Unit-linked | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance		25,704	27,093
Policyholder liabilities on the consolidated statement of financial position		20,846	22,001
Group's share of policyholder liabilities of joint ventures and associates		4,858	5,092
New business		1,837	1,904
In-force		2,361	2,359
Premiums		4,198	4,263
Surrenders		(2,929)	(2,542)
Maturities/deaths		(149)	(187)
Net flows		1,120	1,534
Investment-related items and other movements		1,663	(1,903)
Foreign exchange translation differences		363	(1,020)
Ending Balance		28,850	25,704
Policyholder liabilities on the consolidated statement of financial position		23,571	20,846
Group's share of policyholder liabilities of joint ventures and associates		5,279	4,858
Average policyholder liability balances		27,277	26,398
Asia insurance operations | Other business | Operating segments after elimination of intra-group amounts, before unallocated
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance		26,001	23,505
Policyholder liabilities on the consolidated statement of financial position		20,485	18,496
Group's share of policyholder liabilities of joint ventures and associates		5,516	5,009
New business		2,419	1,449
In-force		3,755	3,303
Premiums		6,174	4,752
Surrenders		(681)	(736)
Maturities/deaths		(1,019)	(1,209)
Net flows		4,474	2,807
Investment-related items and other movements		2,523	295
Foreign exchange translation differences		414	(606)
Ending Balance		33,412	26,001
Policyholder liabilities on the consolidated statement of financial position		26,814	20,485
Group's share of policyholder liabilities of joint ventures and associates		6,598	5,516
Average policyholder liability balances		$ 29,706	$ 24,752

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1